Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) - Fair Value, Inputs, Level 2 [Member] - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	May 31, 2021	May 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments at fair value	$ 224,315	$ 201,815
Available for sale investments at original cost	123,079	126,147
Avaiable for sale investments cumulative unrealized gain	$ 101,236	$ 75,668